Operating Risk	12 Months Ended
Mar. 31, 2026
Operating Risk [Abstract]
Operating Risk

15. Operating Risk

Concentrations of Major Customers — A substantial percentage of the Company’s sales are made to a small number of customers and are typically sold either under letter of credit or on an open account basis. Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2024, 2025 and 2026 are as follows:

	Percentage of net sales Year ended March 31,
	2024	2025	2026
Customer B	14.5%	20.0%	22.0%
Customer E	19.5%	13.8%	14.5%
Customer G	11.4%	* %	* %

*	Less than 10%

Sales to the above customers relate to electronic products.

Debtors accounting for 10% or more of total accounts receivable at March 31, 2025 and 2026, respectively, are as follows:

	Percentage of accounts receivable at March 31,
	2025	2026
Customer E	14.2%	29.4%
Customer H	11.9%	13.6%
Customer B	13.7%	18.7%

*	Less than 10%

There were $17, $7 and $nil accounts receivable written off during the years ended March 31, 2024, 2025 and 2026, respectively. There were net provision for (reversal of) credit losses of $76, $(67) and $(2) during the years ended March 31, 2024, 2025 and 2026, respectively. At March 31, 2025 and 2026, allowances for credit losses were $24 and $22, respectively.

Concentration of credit risk — Assets that potentially subject the Company to significant concentrations of credit risk primarily consist of cash and cash equivalents, time deposits, marketable securities, held-to-maturity investments, accounts receivable, and time deposits with maturities more than one year. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of March 31, 2026 and 2025, majority of the Company’s cash and cash equivalents, time deposits, marketable securities, held-to-maturity investments, and time deposits with maturities more than one year were held at major financial institutions located in Dongguan, Macau and Hong Kong (collectively refer as the “China Cities”) which the management believes are of high credit quality. Failure of reputable financial institutions is not common in the China Cities and the Company believes that those financial institutions that hold the Company’s cash and cash equivalents, time deposits, marketable securities, held-to-maturity investments, and time deposits with maturities more than one year are financially sound based on publicly available information. Accounts receivable are typically unsecured and are mainly derived from revenues earned from customers in the United States, the PRC, United Kingdom, Hong Kong and Europe. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring processes of outstanding balances. Besides, Deswell performs the related credit assessment of the consumer financing receivables recorded in the Company’s consolidated balance sheets.

Concentrations of Suppliers — For the years ended March 31, 2024, 2025 and 2026, the Company had no single suppliers contributed over 10% of total purchase.

Country risk — The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC, and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance, however, those changes in political and other conditions will not result in any adverse impact.

Investment price risk — The Company is exposed to equity price risk on marketable securities. The Company’s marketable securities are investment listed on the Stock Exchange of Hong Kong (SEHK), the New York Stock Exchange (NYSE) and the NASDAQ Stock Market (NASDAQ). Decisions to buy and sell securities are based on daily monitoring of the performance of individual securities compared to that of the Index and other industry indicators, as well as the Company’s liquidity needs. The Company believes the exposure to investment price risk from the Company’s investment activities is acceptable in the Company’s circumstances.